UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.29%	7.84%	2.70%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.85% for Class A shares as of the prospectus dated June 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

In a six-month span when international equity markets rallied, EuroPacific Growth Fund produced solid returns and exceeded all of its benchmarks for the period ended September 30, 2017.

The fund returned 14.85% for shareholders who reinvested dividends and capital gains. This return surpassed the 12.30% increase recorded by the fund’s primary benchmark, the unmanaged MSCI All Country World Index ex USA, which reflects the returns of more than 40 developed and developing country stock markets.

EuroPacific Growth outpaced its peers, as well, as reflected by the Lipper International Funds Average, which advanced 12.80% during the six-month period. The fund also exceeded the return of the MSCI EAFE (Europe, Australasia, Far East) Index, which gained 11.86%. Over longer time frames, the fund’s results compare favorably to the indexes and the peer group, as shown in the table below.

Results at a glance

For periods ended September 30, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	14.85%	20.20%	9.13%	3.30%	10.96%
MSCI ACWI (All Country World Index) ex USA Index[1,2]	12.30	19.61	6.97	1.28	—
MSCI EAFE (Europe, Australasia, Far East) Index[1,3]	11.86	19.10	8.38	1.34	8.47
Lipper International Funds Average[4]	12.80	18.53	7.85	1.42	8.99

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	Results reflect dividends net of withholding taxes. No lifetime result shown because the index did not exist prior to December 31, 1987.
[3]	This index was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

EuroPacific Growth Fund	1

Strong gains in resilient markets

International equity markets posted strong gains during the April-to-September period, boosted by improving economic growth in Europe, Japan and many developing markets. In a number of key sectors, corporate earnings growth accelerated at a rapid pace as companies benefited from higher consumer spending, expanding trade activity and a low interest-rate environment. Central bank stimulus measures, particularly in Europe and Japan, also provided support for economies struggling to combat deflationary pressures.

Markets consistently climbed higher despite challenges arising from volatile politics in Western democracies and increasing tensions with Russia and North Korea. The election of President Emmanuel Macron in France fueled investor hopes for business-friendly policies, labor market reforms and potentially better euro-zone economic growth in the years ahead. In Japan, gross domestic product (GDP) growth improved significantly, rising 2.5% in the second quarter, roughly on par with the U.S. economy. Emerging markets, including China, also enjoyed strong gains amid rising commodities prices, technology-sector advancements and a weakening U.S. dollar.

All sectors rise

All sectors within the MSCI ACWI ex USA Index generated positive returns for the six-month period, led by a 24% gain in the information technology sector. Investor enthusiasm for new products and solid earnings growth drove share prices higher among large technology companies, including China’s Alibaba and Tencent, South Korea’s Samsung Electronics and Taiwan Semiconductor Manufacturing. Stocks in the consumer discretionary sector also experienced strong gains, rising 13% in aggregate, as a brightening global economic outlook helped to spur consumer spending in key markets.

Cyclical sectors outpaced defensive areas of the market amid signs of a long-awaited synchronized global recovery from the 2008–09 financial crisis. Stocks in the industrials sector rose nearly 13% on expectations for greater infrastructure spending, higher demand for aircraft and signs of a sustainable recovery in manufacturing. Stocks in the materials sector also experienced strong gains, rising 12% in aggregate, amid a solid rebound in prices for certain commodities and basic materials. Meanwhile, energy and health care stocks lagged the overall market, but those sectors still rose 9% and 8%, respectively.

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country of domicile)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI ACWI ex USA Index[2]
	(9/30/17)	(3/31/17)	(9/30/17)
Europe
Euro zone[3]	20.9%	20.2%	23.1%
United Kingdom	10.9	12.1	12.3
Switzerland	3.1	3.1	5.7
Denmark	1.9	1.7	1.3
Russia	.6	.3	.8
Sweden	.4	.6	2.0
Other Europe	.1	.1	1.2
	37.9	38.1	46.4

Pacific Basin
Japan	13.6%	13.7%	15.9%
China	8.3	6.3	7.1
South Korea	5.9	4.8	3.6
Hong Kong	4.9	5.0	2.4
Canada	3.7	4.6	6.7
Taiwan	2.8	2.4	2.8
Thailand	1.3	1.2	.5
United States	.9	1.3	—
Australia	.9	1.0	4.7
Other Pacific Basin	.9	.6	3.8
	43.2	40.9	47.5

Other
India	7.5%	8.1%	2.0%
Brazil	2.2	2.0	1.8
South Africa	.9	1.1	1.5
Other countries	.4	.7	.8
	11.0	11.9	6.1

Short-term securities & other assets less liabilities	7.9	9.1	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Lithuania, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

Inside the portfolio

Select investments in the information technology sector produced strong returns for the fund. Companies engaged in e-commerce and internet-search-related activities were among the largest contributors to results. Shares of Chinese internet companies Alibaba, Tencent and Baidu rose sharply amid rapid growth in China’s online search and shopping markets. Chinese stocks in general bounced back strongly from steep declines in 2016 amid worries about China’s slowing economy. Elsewhere in the tech sector, shares of video game giant Nintendo and semiconductor equipment maker ASML also produced solid gains.

Investments in the financials sector also boosted returns. India’s HDFC was the largest contributor to returns within the sector as the Mumbai-based bank enjoyed a rapidly growing customer base and higher-than-expected earnings in recent quarters. Elsewhere in the portfolio, shares of DONG Energy rallied as the Denmark-based company expanded its use of renewable energy, including offshore wind farms, and continued to shift away from the use of fossil fuels. (The company plans to change its name to Ørsted, pending shareholder approval.) In the industrials sector, Airbus shares climbed higher on rising demand for more fuel-efficient airplanes.

Certain investments in consumer-related sectors disappointed for the six-month period. Shares of Dutch cable and telecommunications firm Altice declined amid concerns about the company’s debt levels and rising competition from streaming video services. In the consumer staples sector, British American Tobacco shares fell sharply after the U.S. Food and Drug Administration announced a regulatory plan to reduce nicotine levels in cigarettes. In the materials sector, Barrick Gold shares declined after the Toronto-based mining company reported lower-than-expected first-quarter earnings.

Looking ahead

As international markets continue to stage an impressive rally, we remain optimistic about the long-term outlook for equities. Europe, Japan and the United States appear to be experiencing a broad-based economic recovery, while many emerging markets are enjoying even faster growth amid rising commodities prices, impressive technology advances and a weakening U.S. dollar. Investor sentiment in Europe has improved dramatically after elections in France and Germany returned a measure of stability to the European Union. And even Japan’s long-struggling economy is showing some signs of light at the end of the tunnel.

4	EuroPacific Growth Fund

After such a strong run-up, high valuations are a concern. However, it is important to note that international equities have lagged U.S. equities for many years, and that trend has just started to reverse in 2017. Given that Europe, Japan and a number of other economies are further behind in the economic recovery cycle than the U.S., we believe this reversal could continue for quite some time. We think valuations outside the U.S., generally speaking, are still attractive and could remain so into the foreseeable future. As always, we evaluate these opportunities on a bottom-up, fundamental, company-by-company basis and we will continue to do so as we guide the fund’s investments going forward.

Thank you for your commitment to the EuroPacific Growth Fund. We look forward to reporting to you again in six months.

Sincerely,

Carl Kawaja

Vice Chairman of the Board and President

November 10, 2017

For current information about the fund, visit americanfunds.com.

EuroPacific Growth Fund	5

Summary investment portfolio September 30, 2017	unaudited

Industry sector diversification	Percent of net assets

■ Information technology 19.90%
■ Financials 16.40%
■ Consumer discretionary 11.60%
■ Industrials 8.82%
■ Consumer staples 7.66%
■ Other industries 27.60%
■ Other securities .16%
■ Short-term securities & other assets less liabilities 7.86%

Country diversification by domicile	Percent of net assets
Euro zone*	20.87%
Japan	13.64
United Kingdom	10.93
China	8.28
India	7.54
South Korea	5.89
Hong Kong	4.91
Canada	3.72
Switzerland	3.10
Other countries	13.26
Short-term securities & other assets less liabilities	7.86
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 91.98%	Shares	Value (000)
Information technology 19.90%
Samsung Electronics Co., Ltd.[1]	1,943,771	$4,369,029
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	88,147
Alibaba Group Holding Ltd. (ADR)[2]	23,189,745	4,005,101
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	428,345,649	3,080,717
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	309,694
Tencent Holdings Ltd.[1]	64,809,787	2,801,866
Nintendo Co., Ltd.[1]	6,916,426	2,563,503
ASML Holding NV1	13,616,811	2,322,908
Baidu, Inc., Class A (ADR)[2]	7,178,562	1,778,058
Murata Manufacturing Co., Ltd.[1]	10,758,526	1,590,582
SK hynix, Inc.[1]	16,712,500	1,213,653
AAC Technologies Holdings Inc.[1]	52,703,429	890,203
Keyence Corp.[1]	1,619,700	863,512
Infineon Technologies AG1	29,897,842	751,602
Other securities		4,093,878
		30,722,453

6	EuroPacific Growth Fund

	Shares	Value (000)
Financials 16.40%
HDFC Bank Ltd.[1]	101,228,459	$2,804,626
HDFC Bank Ltd. (ADR)	6,523,800	628,699
AIA Group Ltd.[1]	445,826,600	3,306,383
UniCredit SpA[1,2]	88,376,250	1,882,223
Prudential PLC[1]	75,543,496	1,808,856
Barclays PLC[1]	678,968,270	1,761,924
Kotak Mahindra Bank Ltd.[1]	93,721,246	1,439,954
Housing Development Finance Corp. Ltd.[1]	41,218,425	1,100,395
Sberbank of Russia PJSC (ADR)[1]	51,491,557	734,055
Other securities		9,850,782
		25,317,897

Consumer discretionary 11.60%
Sony Corp.[1]	55,367,000	2,060,844
Altice NV, Class A1,2,3	76,957,011	1,543,442
Altice NV, Class B1,2,3	16,341,536	326,900
Naspers Ltd., Class N1	5,837,222	1,274,218
adidas AG1	4,341,373	982,062
LVMH Moët Hennessy-Louis Vuitton SE1	3,508,700	967,335
Kering SA1	2,259,328	899,370
Industria de Diseño Textil, SA1	23,536,000	886,966
Galaxy Entertainment Group Ltd.[1]	103,064,000	728,274
Paddy Power Betfair PLC[1,3]	6,722,676	670,880
Other securities		7,557,607
		17,897,898

Industrials 8.82%
Airbus SE, non-registered shares[1]	28,673,767	2,729,242
International Consolidated Airlines Group, SA (CDI)[1,3]	153,050,123	1,217,396
Ryanair Holdings PLC (ADR)[2]	10,729,994	1,131,156
Recruit Holdings Co., Ltd.[1]	45,410,300	983,778
Komatsu Ltd.[1]	26,956,600	767,802
Other securities		6,781,836
		13,611,210

Consumer staples 7.66%
British American Tobacco PLC[1]	54,295,950	3,394,625
Associated British Foods PLC[1]	39,192,549	1,678,233
Nestlé SA1	15,072,799	1,262,368
Pernod Ricard SA1	8,319,513	1,150,340
Kao Corp.[1]	13,326,800	785,788
CP ALL PCL[1]	337,235,000	675,023
Other securities		2,877,523
		11,823,900

Health care 5.76%
Novartis AG1	12,624,432	1,083,319
HOYA Corp.[1]	15,601,900	846,225
Shire PLC[1]	14,915,000	759,829
Other securities		6,203,390
		8,892,763

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Materials 5.54%
Glencore PLC[1]	250,223,000	$1,147,072
Chr. Hansen Holding A/S1,3	8,743,000	749,854
Vale SA, ordinary nominative (ADR)	48,996,373	493,394
Vale SA, ordinary nominative	16,296,278	163,984
Other securities		5,996,007
		8,550,311

Energy 4.71%
Reliance Industries Ltd.[1]	203,636,942	2,439,663
Enbridge Inc. (CAD denominated)	20,020,499	836,280
Royal Dutch Shell PLC, Class A1	23,620,145	711,793
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	766,933	23,191
Other securities		3,256,594
		7,267,521

Telecommunication services 2.86%
SoftBank Group Corp.[1]	33,909,406	2,740,901
Nippon Telegraph and Telephone Corp.[1]	24,994,000	1,146,256
Other securities		530,220
		4,417,377

Utilities 2.85%
DONG Energy AS1,3	27,014,285	1,546,317
China Gas Holdings Ltd.[1,3]	268,700,000	808,983
Other securities		2,049,171
		4,404,471

Real estate 1.07%
CK Asset Holdings Ltd.[1]	79,511,708	661,319
Other securities		989,036
		1,650,355

Miscellaneous 4.81%
Other common stocks in initial period of acquisition		7,423,430

Total common stocks (cost: $93,410,890,000)		141,979,586

Convertible bonds 0.04%	Principal amount (000)
Miscellaneous 0.04%
Other convertible bonds in initial period of acquisition		60,059

Total convertible bonds (cost: $46,444,000)		60,059

Bonds, notes & other debt instruments 0.12%
Other bonds & notes 0.12%
Other securities		178,943

Total bonds, notes & other debt instruments (cost: $178,532,000)		178,943

8	EuroPacific Growth Fund

Short-term securities 7.50%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.01%–1.37% due 10/3/2017–2/21/2018	$3,257,500	$3,251,839
U.S. Treasury Bills 1.20%–1.35% due 11/16/2017–2/8/2018	1,167,200	1,164,064
Other securities		7,162,887

Total short-term securities (cost: $11,578,279,000)		11,578,790
Total investment securities 99.64% (cost: $105,214,145,000)		153,797,378
Other assets less liabilities 0.36%		553,857

Net assets 100.00%		$154,351,235

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $5,392,112,000, which represented 3.49% of the net assets of the fund) which were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $17,259,000, which represented .01% of the net assets of the fund.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 9/30/2017 (000)
USD43,175	ZAR570,000	Barclays Bank PLC	10/18/2017	$1,207
USD33,338	JPY3,669,900	Bank of America, N.A.	10/19/2017	691
USD313,487	GBP239,992	Citibank	10/19/2017	(8,318)
USD206,830	GBP160,279	UBS AG	10/20/2017	(8,096)
USD175,539	INR11,337,161	Bank of America, N.A.	10/23/2017	2,535
USD453,432	JPY50,000,000	Bank of America, N.A.	11/10/2017	8,193
USD6,096	JPY664,700	JPMorgan Chase	11/10/2017	177
USD44,647	JPY4,900,000	JPMorgan Chase	11/16/2017	1,002
USD458,782	JPY50,945,000	HSBC Bank	11/22/2017	4,902
USD243,149	JPY27,000,000	Barclays Bank PLC	11/22/2017	2,600
				$4,893

EuroPacific Growth Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 6.21%
Information technology 0.00%
Nintendo Co., Ltd.[1,4]	7,332,426	—	416,000	6,916,426

Financials 0.31%
Indiabulls Housing Finance Ltd.[1]	26,207,577	—	—	26,207,577

Consumer discretionary 2.51%
Altice NV, Class A1,2	52,918,115	26,227,647	2,188,751	76,957,011
Altice NV, Class B1,2	16,341,536	—	—	16,341,536
Paddy Power Betfair PLC[1]	6,722,676	—	—	6,722,676
Kroton Educacional SA, ordinary nominative	90,424,000	—	—	90,424,000
ASOS PLC[1,2]	6,674,299	—	—	6,674,299
William Hill PLC[1]	51,985,007	—	—	51,985,007
Global Brands Group Holding Ltd.[1,2]	487,835,358	—	—	487,835,358

Industrials 1.15%
International Consolidated Airlines Group, SA (CDI)[1]	153,050,123	—	—	153,050,123
Toshiba Corp.[1]	278,979,000	—	77,360,000	201,619,000

Consumer staples 0.00%
Associated British Foods PLC[1,4]	42,312,249	2,720,300	5,840,000	39,192,549

Health care 0.00%
Sysmex Corp.[1,4]	14,836,538	—	5,853,538	8,983,000
UCB SA1,4	12,642,824	—	5,352,025	7,290,799

Materials 0.49%
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000
Nitto Denko Corp.[1,4]	10,347,699	500,000	3,637,600	7,210,099
First Quantum Minerals Ltd.[4]	35,467,201	4,023,800	7,580,000	31,911,001
HeidelbergCement AG1,4	12,222,194	105,000	7,143,510	5,183,684

Energy 0.22%
Tourmaline Oil Corp.[2]	16,547,000	—	—	16,547,000

Utilities 1.53%
DONG Energy AS1	27,014,285	—	—	27,014,285
China Gas Holdings Ltd.[1]	225,874,000	42,826,000	—	268,700,000

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 6.21%
Information technology 0.00%
Nintendo Co., Ltd.[1,4]	$78,028	$918,328	$3,336	$—

Financials 0.31%
Indiabulls Housing Finance Ltd.[1]	—	82,485	7,359	485,174

10	EuroPacific Growth Fund

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Consumer discretionary 2.51%
Altice NV, Class A1,2	$(7,550)	$(197,466)	$—	$1,543,442
Altice NV, Class B1,2	—	(42,683)	—	326,900
Paddy Power Betfair PLC[1]	—	(49,881)	15,078	670,880
Kroton Educacional SA, ordinary nominative	—	188,861	6,715	572,439
ASOS PLC[1,2]	—	27,214	—	532,711
William Hill PLC[1]	—	(13,576)	5,612	175,828
Global Brands Group Holding Ltd.[1,2]	—	(5,253)	—	46,848
				3,869,048

Industrials 1.15%
International Consolidated Airlines Group, SA (CDI)[1]	—	203,004	21,775	1,217,396
Toshiba Corp.[1]	(71,229)	250,367	—	564,676
				1,782,072

Consumer staples 0.00%
Associated British Foods PLC[1,4]	5,804	399,627	5,573	—

Health care 0.00%
Sysmex Corp.[1,4]	(26,947)	32,153	2,673	—
UCB SA1,4	(45,393)	(41,645)	15,812	—
				—

Materials 0.49%
Chr. Hansen Holding A/S1	—	188,685	7,560	749,854
Nitto Denko Corp.[1,4]	60,440	19,739	5,139	—
First Quantum Minerals Ltd.[4]	(46,908)	53,527	266	—
HeidelbergCement AG1,4	66,624	(11,363)	21,433	—
				749,854

Energy 0.22%
Tourmaline Oil Corp.[2]	—	(32,484)	—	336,444

Utilities 1.53%
DONG Energy AS1	—	504,654	—	1,546,317
China Gas Holdings Ltd.[1]	—	348,091	6,480	808,983
				2,355,300
Total	$12,869	$2,822,384	$124,811	$9,577,892

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $121,837,043,000, which represented 78.93% of the net assets of the fund. This amount includes $119,031,564,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Unaffiliated issuer at 9/30/2017.

EuroPacific Growth Fund	11

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

12	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities at September 30, 2017	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $97,759,537)	$144,219,486
Affiliated issuers (cost: $7,454,608)	9,577,892	$153,797,378
Cash		277,158
Cash denominated in currencies other than U.S. dollars (cost: $81,243)		81,127
Unrealized appreciation on open forward currency contracts		21,307
Receivables for:
Sales of investments	354,818
Sales of fund’s shares	345,700
Dividends and interest	232,564
Other	11,379	944,461
		155,121,431
Liabilities:
Unrealized depreciation on open forward currency contracts		16,414
Payables for:
Purchases of investments	79,696
Repurchases of fund’s shares	384,014
Closed forward currency contracts	90
Investment advisory services	52,342
Services provided by related parties	22,319
Trustees’ deferred compensation	4,356
Non-U.S. taxes	195,189
Other	15,776	753,782
Net assets at September 30, 2017		$154,351,235

Net assets consist of:
Capital paid in on shares of beneficial interest		$103,027,207
Undistributed net investment income		54,044
Undistributed net realized gain		2,865,801
Net unrealized appreciation		48,404,183
Net assets at September 30, 2017		$154,351,235

See Notes to Financial Statements

EuroPacific Growth Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,791,529 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share

Class A	$28,391,172	511,888		$55.46
Class C	1,329,121	24,574		54.09
Class T	11	—	*	55.52
Class F-1	4,433,985	80,322		55.20
Class F-2	23,502,886	424,575		55.36
Class F-3	7,062,341	127,183		55.53
Class 529-A	1,336,759	24,374		54.84
Class 529-C	380,962	7,115		53.54
Class 529-E	67,725	1,247		54.33
Class 529-T	12	—	*	55.51
Class 529-F-1	122,453	2,233		54.85
Class R-1	266,775	5,008		53.27
Class R-2	831,741	15,482		53.72
Class R-2E	234,027	4,288		54.58
Class R-3	4,725,196	87,030		54.29
Class R-4	10,726,043	197,256		54.38
Class R-5E	178,488	3,236		55.16
Class R-5	9,014,908	162,681		55.41
Class R-6	61,746,630	1,113,037		55.48

*Amount less than one thousand.

See Notes to Financial Statements

14	EuroPacific Growth Fund

Statement of operations	unaudited
for the six months ended September 30, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $143,331; also includes $124,811 from affiliates)	$1,448,051
Interest	63,910	$1,511,961
Fees and expenses*:
Investment advisory services	301,505
Distribution services	78,413
Transfer agent services	47,883
Administrative services	30,779
Reports to shareholders	1,883
Registration statement and prospectus	2,291
Trustees’ compensation	682
Auditing and legal	892
Custodian	11,767
Other	720	476,815
Net investment income		1,035,146

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $116):
Unaffiliated issuers	3,122,435
Affiliated issuers	12,869
Forward currency contracts	(96,681)
Currency transactions	(18,814)	3,019,809
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $195,189):
Unaffiliated issuers	12,980,298
Affiliated issuers	2,822,384
Forward currency contracts	72,654
Currency translations	4,809	15,880,145
Net realized gain and unrealized appreciation		18,899,954
Net increase in net assets resulting from operations		$19,935,100

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

EuroPacific Growth Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30, 2017*	Year ended March 31, 2017
Operations:
Net investment income	$1,035,146	$1,381,363
Net realized gain	3,019,809	4,043,887
Net unrealized appreciation	15,880,145	9,840,119
Net increase in net assets resulting from operations	19,935,100	15,265,369

Dividends and distributions paid to shareholders:
Dividends from net investment income	(392,556)	(1,711,516)
Distributions from net realized gain on investments	(2,614,894)	—
Total dividends and distributions paid to shareholders	(3,007,450)	(1,711,516)

Net capital share transactions	5,143,038	(2,837,635)

Total increase in net assets	22,070,688	10,716,218

Net assets:
Beginning of period	132,280,547	121,564,329
End of period (including undistributed and distributions in excess of net investment income: $54,044 and $(588,546), respectively)	$154,351,235	$132,280,547

*Unaudited.

See Notes to Financial Statements

16	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund“) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge*)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	18 months for shares purchased on or after August 14, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

EuroPacific Growth Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

EuroPacific Growth Fund	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	EuroPacific Growth Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$6,553,782	$24,168,671	$—	$30,722,453
Financials	2,615,025	22,702,872	—	25,317,897
Consumer discretionary	1,628,713	16,269,185	—	17,897,898
Industrials	1,131,156	12,480,054	—	13,611,210
Consumer staples	985,298	10,838,602	—	11,823,900
Health care	371,475	8,521,288	—	8,892,763
Materials	2,823,430	5,726,881	—	8,550,311
Energy	2,906,895	4,360,626	—	7,267,521
Telecommunication services	—	4,417,377	—	4,417,377
Utilities	—	4,404,471	—	4,404,471
Real estate	—	1,649,503	852	1,650,355
Miscellaneous	1,126,769	6,296,661	—	7,423,430
Convertible bonds	—	60,059	—	60,059
Bonds, notes & other debt instruments	—	178,943	—	178,943
Short-term securities	—	11,578,790	—	11,578,790
Total	$20,142,543	$133,653,983	$852	$153,797,378

See next page for footnote.

EuroPacific Growth Fund	21

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$21,307	$—	$21,307
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(16,414)	—	(16,414)
Total	$—	$4,893	$—	$4,893

*	Securities with a value of $119,031,564,000, which represented 77.12% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments,

22	EuroPacific Growth Fund

such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

EuroPacific Growth Fund	23

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,101,098,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, September 30, 2017 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contract	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$21,307	Unrealized depreciation on open forward currency contracts	$16,414
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	90
			$21,307		$16,504

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contract	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(96,681)	Net unrealized appreciation on forward currency contracts	$72,654

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early

24	EuroPacific Growth Fund

termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of September 30, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$11,419	$—	$(11,419)	$—	$—
Barclays Bank PLC	3,807	—	(960)	(2,645)	202
HSBC Bank	4,902	—	(4,491)	—	411
JPMorgan Chase	1,179	(90)	(1,089)	—	—
Total	$21,307	$(90)	$(17,959)	$(2,645)	$613
Liabilities:
Citibank	$8,318	$—	$(8,047)	$—	$271
JPMorgan Chase	90	(90)	—	—	—
UBS AG	8,096	—	(8,095)	—	1
Total	$16,504	$(90)	$(16,142)	$—	$272

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2010.

EuroPacific Growth Fund	25

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$392,208
Undistributed long-term capital gains	2,613,795

As of September 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$52,295,855
Gross unrealized depreciation on investments	(3,388,735)
Net unrealized appreciation on investments	48,907,120
Cost of investments	104,895,151

26	EuroPacific Growth Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended September 30, 2017						Year ended March 31, 2017
					Total
					dividends and				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$63,943		$495,361		$559,304		$300,737	$—	$300,737
Class B1	—		—		—		—	—	—
Class C	614		23,902		24,516		4,442	—	4,442
Class T2	—	[3]	—	[3]	—	[3]
Class F-1	10,242		81,718		91,960		46,706	—	46,706
Class F-2	69,486		440,474		509,960		317,393	—	317,393
Class F-3[4]	9,201		52,029		61,230		—	—	—
Class 529-A	2,874		23,230		26,104		13,138	—	13,138
Class 529-B1	—		—		—		—	—	—
Class 529-C	214		6,870		7,084		1,422	—	1,422
Class 529-E	115		1,191		1,306		547	—	547
Class 529-T2	—	[3]	—	[3]	—	[3]
Class 529-F-1	309		2,066		2,375		1,325	—	1,325
Class R-1	166		4,881		5,047		1,303	—	1,303
Class R-2	557		15,192		15,749		3,686	—	3,686
Class R-2E	300		3,849		4,149		1,976	—	1,976
Class R-3	7,967		88,393		96,360		41,451	—	41,451
Class R-4	24,422		192,297		216,719		120,004	—	120,004
Class R-5E	437		2,476		2,913		70	—	70
Class R-5	27,104		164,368		191,472		129,449	—	129,449
Class R-6	174,605		1,016,597		1,191,202		727,867	—	727,867
Total	$392,556		$2,614,894		$3,007,450		$1,711,516	$—	$1,711,516

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

EuroPacific Growth Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.394% on such assets in excess of $144 billion. For the six months ended September 30, 2017, the investment advisory services fee was $301,505,000, which was equivalent to an annualized rate of 0.416% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

28	EuroPacific Growth Fund

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

EuroPacific Growth Fund	29

For the six months ended September 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$33,320		$18,613		$1,367		Not applicable
Class B1	1		—	[2]	Not applicable		Not applicable
Class C	6,460		815		323		Not applicable
Class T3	—		—	[2]	—	[2]	Not applicable
Class F-1	5,549		2,701		1,110		Not applicable
Class F-2	Not applicable		12,459		5,808		Not applicable
Class F-3	Not applicable		188		1,085		Not applicable
Class 529-A	1,379		646		318		$430
Class 529-B1	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-C	1,815		200		92		124
Class 529-E	160		19		16		22
Class 529-T3	—		—	[2]	—	[2]	—	[2]
Class 529-F-1	—		57		28		39
Class R-1	1,298		140		65		Not applicable
Class R-2	3,000		1,381		202		Not applicable
Class R-2E	641		203		53		Not applicable
Class R-3	11,738		3,347		1,174		Not applicable
Class R-4	13,052		4,940		2,617		Not applicable
Class R-5E	Not applicable		59		27		Not applicable
Class R-5	Not applicable		2,031		2,237		Not applicable
Class R-6	Not applicable		84		14,257		Not applicable
Total class-specific expenses	$78,413		$47,883		$30,779		$615

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $682,000 in the fund’s statement of operations reflects $251,000 in current fees (either paid in cash or deferred) and a net increase of $431,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such

30	EuroPacific Growth Fund

transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

					Reinvestments of
					dividends and						Net (decrease)
	Sales[1]				distributions				Repurchases[1]		increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2017

Class A	$1,274,871		24,176		$548,519		10,550		$(2,297,838)	(43,686)	$(474,448)	(8,960)
Class B2	—	[3]	—	[3]	—		—		(3,850)	(78)	(3,850)	(78)
Class C	126,937		2,459		24,196		476		(210,173)	(4,100)	(59,040)	(1,165)
Class T4	10		—	[3]	—		—		—	—	10	— [3]
Class F-1	541,866		10,329		89,623		1,732		(896,337)	(16,892)	(264,848)	(4,831)
Class F-2	3,986,521		75,646		482,276		9,300		(6,652,903)	(127,056)	(2,184,106)	(42,110)
Class F-3	5,733,011		109,146		57,561		1,107		(357,428)	(6,631)	5,433,144	103,622
Class 529-A	65,054		1,247		26,097		508		(73,931)	(1,409)	17,220	346
Class 529-B2	—	[3]	—	[3]	—		—		(378)	(8)	(378)	(8)
Class 529-C	17,011		333		7,081		141		(28,067)	(549)	(3,975)	(75)
Class 529-E	3,695		71		1,305		26		(4,483)	(86)	517	11
Class 529-T4	10		—	[3]	—	[3]	—	[3]	—	—	10	— [3]
Class 529-F-1	12,439		239		2,375		46		(7,354)	(140)	7,460	145
Class R-1	16,644		327		5,047		101		(31,509)	(620)	(9,818)	(192)
Class R-2	91,130		1,784		15,725		311		(134,098)	(2,634)	(27,243)	(539)
Class R-2E	24,307		469		4,149		81		(7,666)	(147)	20,790	403
Class R-3	480,501		9,331		96,300		1,891		(900,136)	(17,429)	(323,335)	(6,207)
Class R-4	1,198,741		23,246		216,645		4,250		(1,762,881)	(34,044)	(347,495)	(6,548)
Class R-5E	167,683		3,197		2,913		56		(10,712)	(200)	159,884	3,053
Class R-5	873,223		16,588		191,263		3,685		(1,817,751)	(34,790)	(753,265)	(14,517)
Class R-6	7,551,349		143,475		1,185,662		22,823		(4,781,207)	(90,503)	3,955,804	75,795
Total net increase (decrease)	$22,165,003		422,063		$2,956,737		57,084		$(19,978,702)	(381,002)	$5,143,038	98,145

See next page for footnotes.

EuroPacific Growth Fund	31

			Reinvestments of				Net (decrease)
	Sales[1]		dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended March 31, 2017

Class A	$1,849,987	40,081	$293,229	6,513	$(5,789,900)	(125,416)	$(3,646,684)	(78,822)
Class B	226	5	—	—	(53,639)	(1,164)	(53,413)	(1,159)
Class C	125,247	2,778	4,348	98	(504,610)	(11,223)	(375,015)	(8,347)
Class F-1	838,435	18,237	45,045	1,005	(1,433,894)	(31,225)	(550,414)	(11,983)
Class F-2	7,158,147	154,265	292,300	6,513	(6,192,781)	(132,780)	1,257,666	27,998
Class F-3[5]	1,146,977	23,623	—	—	(3,073)	(62)	1,143,904	23,561
Class 529-A	102,696	2,249	13,136	295	(167,766)	(3,681)	(51,934)	(1,137)
Class 529-B	84	2	—	—	(7,735)	(170)	(7,651)	(168)
Class 529-C	30,837	693	1,422	33	(59,566)	(1,336)	(27,307)	(610)
Class 529-E	5,550	123	547	12	(9,123)	(202)	(3,026)	(67)
Class 529-F-1	18,435	402	1,324	30	(18,027)	(396)	1,732	36
Class R-1	38,474	865	1,303	30	(67,425)	(1,514)	(27,648)	(619)
Class R-2	161,681	3,600	3,677	84	(280,184)	(6,255)	(114,826)	(2,571)
Class R-2E	180,964	4,101	1,976	44	(20,947)	(455)	161,993	3,690
Class R-3	816,899	18,069	41,415	938	(1,879,284)	(41,630)	(1,020,970)	(22,623)
Class R-4	1,799,825	39,879	119,988	2,717	(4,449,180)	(99,122)	(2,529,367)	(56,526)
Class R-5E	8,904	189	70	2	(341)	(8)	8,633	183
Class R-5	1,719,794	37,373	129,324	2,880	(3,340,903)	(73,021)	(1,491,785)	(32,768)
Class R-6	12,538,147	272,818	724,851	16,126	(8,774,521)	(190,045)	4,488,477	98,899
Total net increase (decrease)	$28,541,309	619,352	$1,673,955	37,320	$(33,052,899)	(719,705)	$(2,837,635)	(63,033)

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

32	EuroPacific Growth Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,668,180,000 and $19,580,472,000, respectively, during the six months ended September 30, 2017.

EuroPacific Growth Fund	33

Financial highlights

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income[2]	unrealized)	operations
Class A:
9/30/2017[4,5]	$49.30	$.33	$6.91	$7.24
3/31/2017	44.28	.44	5.14	5.58
3/31/2016	49.91	.44	(4.68)	(4.24)
3/31/2015	49.37	.43	.76	1.19
3/31/2014	42.38	.69	6.75	7.44
3/31/2013	39.47	.58	3.02	3.60
Class C:
9/30/2017[4,5]	48.19	.12	6.76	6.88
3/31/2017	43.25	.08	5.02	5.10
3/31/2016	48.75	.06	(4.56)	(4.50)
3/31/2015	48.22	.05	.73	.78
3/31/2014	41.41	.32	6.59	6.91
3/31/2013	38.57	.28	2.92	3.20
Class T:
9/30/2017[4,5,8]	49.19	.38	7.03	7.41
Class F-1:
9/30/2017[4,5]	49.08	.33	6.87	7.20
3/31/2017	44.08	.43	5.11	5.54
3/31/2016	49.67	.41	(4.64)	(4.23)
3/31/2015	49.10	.45	.71	1.16
3/31/2014	42.15	.67	6.72	7.39
3/31/2013	39.27	.57	3.01	3.58
Class F-2:
9/30/2017[4,5]	49.17	.40	6.90	7.30
3/31/2017	44.19	.55	5.12	5.67
3/31/2016	49.82	.56	(4.68)	(4.12)
3/31/2015	49.32	.53	.76	1.29
3/31/2014	42.33	.82	6.74	7.56
3/31/2013	39.44	.66	3.05	3.71
Class F-3:
9/30/2017[4,5]	49.32	.38	6.96	7.34
3/31/2017[4,11]	47.46	.24	1.62	1.86

34	EuroPacific Growth Fund

Dividends and distributions
Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[3]		(in millions)		net assets		net assets[2]

$(.12)	$(.96)	$(1.08)	$55.46	14.85%[6]		$28,391		.83%[7]		1.26%[7]
(.56)	—	(.56)	49.30	12.72		25,678		.85		.95
(.80)	(.59)	(1.39)	44.28	(8.60)		26,556		.83		.92
(.65)	—	(.65)	49.91	2.48		30,770		.83		.88
(.45)	—	(.45)	49.37	17.57		32,295		.84		1.50
(.69)	—	(.69)	42.38	9.19		29,939		.86		1.48

(.02)	(.96)	(.98)	54.09	14.42	[6]	1,329		1.61	[7]	.48	[7]
(.16)	—	(.16)	48.19	11.82		1,240		1.63		.17
(.41)	(.59)	(1.00)	43.25	(9.30)		1,474		1.62		.13
(.25)	—	(.25)	48.75	1.65		1,803		1.61		.11
(.10)	—	(.10)	48.22	16.69		1,990		1.62		.72
(.36)	—	(.36)	41.41	8.34		1,896		1.63		.73

(.12)	(.96)	(1.08)	55.52	15.23	[6,9]	—	[10]	.30	[6,9]	.71	[6,9]

(.12)	(.96)	(1.08)	55.20	14.83	[6]	4,434		.86	[7]	1.23	[7]
(.54)	—	(.54)	49.08	12.69		4,179		.87		.93
(.77)	(.59)	(1.36)	44.08	(8.60)		4,281		.86		.86
(.59)	—	(.59)	49.67	2.43		6,773		.86		.93
(.44)	—	(.44)	49.10	17.55		9,425		.87		1.47
(.70)	—	(.70)	42.15	9.19		8,288		.85		1.45

(.15)	(.96)	(1.11)	55.36	15.02	[6]	23,503		.60	[7]	1.51	[7]
(.69)	—	(.69)	49.17	12.99		22,949		.60		1.19
(.92)	(.59)	(1.51)	44.19	(8.36)		19,386		.60		1.18
(.79)	—	(.79)	49.82	2.69		16,273		.59		1.06
(.57)	—	(.57)	49.32	17.90		10,714		.59		1.78
(.82)	—	(.82)	42.33	9.47		7,828		.59		1.67

(.17)	(.96)	(1.13)	55.53	15.04	[6]	7,062		.50	[7]	1.43	[7]
—	—	—	49.32	3.92	[6]	1,162		.09	[6]	.50	[6]

See page 41 for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income[2]	unrealized)	operations
Class 529-A:
9/30/2017[4,5]	$48.77	$.32	$6.83	$7.15
3/31/2017	43.82	.41	5.09	5.50
3/31/2016	49.41	.40	(4.63)	(4.23)
3/31/2015	48.89	.40	.75	1.15
3/31/2014	41.98	.66	6.69	7.35
3/31/2013	39.12	.55	2.99	3.54
Class 529-C:
9/30/2017[4,5]	47.73	.11	6.69	6.80
3/31/2017	42.90	.05	4.97	5.02
3/31/2016	48.38	.04	(4.53)	(4.49)
3/31/2015	47.88	.02	.73	.75
3/31/2014	41.15	.29	6.54	6.83
3/31/2013	38.36	.24	2.93	3.17
Class 529-E:
9/30/2017[4,5]	48.35	.25	6.78	7.03
3/31/2017	43.45	.30	5.04	5.34
3/31/2016	49.00	.29	(4.59)	(4.30)
3/31/2015	48.49	.27	.75	1.02
3/31/2014	41.65	.54	6.63	7.17
3/31/2013	38.82	.44	2.97	3.41
Class 529-T:
9/30/2017[4,5,8]	49.19	.37	7.03	7.40
Class 529-F-1:
9/30/2017[4,5]	48.74	.37	6.84	7.21
3/31/2017	43.81	.51	5.07	5.58
3/31/2016	49.40	.50	(4.62)	(4.12)
3/31/2015	48.89	.51	.74	1.25
3/31/2014	41.97	.75	6.70	7.45
3/31/2013	39.11	.63	3.00	3.63
Class R-1:
9/30/2017[4,5]	47.49	.13	6.64	6.77
3/31/2017	42.69	.08	4.96	5.04
3/31/2016	48.14	.07	(4.50)	(4.43)
3/31/2015	47.64	.06	.72	.78
3/31/2014	40.90	.33	6.50	6.83
3/31/2013	38.12	.27	2.90	3.17

36	EuroPacific Growth Fund

Dividends and distributions
Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)		net assets		net assets[2]

$(.12)	$(.96)	$(1.08)	$54.84	14.84%[6]	$1,337		.88%[7]		1.21%[7]
(.55)	—	(.55)	48.77	12.65	1,172		.90		.90
(.77)	(.59)	(1.36)	43.82	(8.64)	1,103		.90		.86
(.63)	—	(.63)	49.41	2.41	1,205		.89		.82
(.44)	—	(.44)	48.89	17.52	1,187		.90		1.45
(.68)	—	(.68)	41.98	9.12	999		.91		1.40

(.03)	(.96)	(.99)	53.54	14.39 [6]	381		1.66	[7]	.43	[7]
(.19)	—	(.19)	47.73	11.76	343		1.68		.12
(.40)	(.59)	(.99)	42.90	(9.35)	335		1.68		.08
(.25)	—	(.25)	48.38	1.62	374		1.67		.04
(.10)	—	(.10)	47.88	16.57	378		1.68		.66
(.38)	—	(.38)	41.15	8.29	329		1.70		.62

(.09)	(.96)	(1.05)	54.33	14.70 [6]	68		1.11	[7]	.98	[7]
(.44)	—	(.44)	48.35	12.39	60		1.13		.66
(.66)	(.59)	(1.25)	43.45	(8.86)	57		1.14		.62
(.51)	—	(.51)	49.00	2.15	62		1.14		.57
(.33)	—	(.33)	48.49	17.22	63		1.15		1.19
(.58)	—	(.58)	41.65	8.86	53		1.17		1.14

(.12)	(.96)	(1.08)	55.51	15.21 [6,9]	—	[10]	.32	[6,9]	.69	[6,9]

(.14)	(.96)	(1.10)	54.85	14.96 [6]	122		.66	[7]	1.42	[7]
(.65)	—	(.65)	48.74	12.88	102		.68		1.11
(.88)	(.59)	(1.47)	43.81	(8.44)	90		.69		1.07
(.74)	—	(.74)	49.40	2.62	96		.67		1.04
(.53)	—	(.53)	48.89	17.75	90		.68		1.65
(.77)	—	(.77)	41.97	9.37	74		.70		1.60

(.03)	(.96)	(.99)	53.27	14.40 [6]	267		1.60	[7]	.50	[7]
(.24)	—	(.24)	47.49	11.86	247		1.61		.19
(.43)	(.59)	(1.02)	42.69	(9.28)	248		1.61		.15
(.28)	—	(.28)	48.14	1.67	285		1.59		.12
(.09)	—	(.09)	47.64	16.70	299		1.61		.75
(.39)	—	(.39)	40.90	8.36	288		1.61		.72

See page 41 for footnotes.

EuroPacific Growth Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income[2]	unrealized)	operations
Class R-2:
9/30/2017[4,5]	$47.88	$.13	$6.71	$6.84
3/31/2017	43.01	.09	5.00	5.09
3/31/2016	48.49	.08	(4.53)	(4.45)
3/31/2015	47.96	.07	.73	.80
3/31/2014	41.20	.34	6.54	6.88
3/31/2013	38.39	.28	2.92	3.20
Class R-2E:
9/30/2017[4,5]	48.59	.21	6.82	7.03
3/31/2017	43.79	.18	5.14	5.32
3/31/2016	49.67	.52	(4.89)	(4.37)
3/31/2015[4,12]	50.08	.10	.27	.37
Class R-3:
9/30/2017[4,5]	48.32	.25	6.77	7.02
3/31/2017	43.40	.30	5.04	5.34
3/31/2016	48.93	.29	(4.59)	(4.30)
3/31/2015	48.40	.28	.74	1.02
3/31/2014	41.56	.54	6.62	7.16
3/31/2013	38.73	.46	2.96	3.42
Class R-4:
9/30/2017[4,5]	48.35	.33	6.78	7.11
3/31/2017	43.45	.43	5.03	5.46
3/31/2016	48.99	.43	(4.59)	(4.16)
3/31/2015	48.48	.42	.74	1.16
3/31/2014	41.63	.67	6.64	7.31
3/31/2013	38.79	.57	2.98	3.55
Class R-5E:
9/30/2017[4,5]	49.02	.34	6.93	7.27
3/31/2017	44.14	.53	5.09	5.62
3/31/2016[4,13]	48.16	.20	(2.65)	(2.45)
Class R-5:
9/30/2017[4,5]	49.22	.41	6.90	7.31
3/31/2017	44.22	.58	5.13	5.71
3/31/2016	49.85	.58	(4.68)	(4.10)
3/31/2015	49.32	.59	.74	1.33
3/31/2014	42.33	.82	6.76	7.58
3/31/2013	39.43	.70	3.02	3.72

38	EuroPacific Growth Fund

Dividends and distributions
Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)		net assets		net assets[2]

$(.04)	$(.96)	$(1.00)	$53.72	14.42%[6]	$832		1.58%[7]		.52%[7]
(.22)	—	(.22)	47.88	11.88	767		1.60		.20
(.44)	(.59)	(1.03)	43.01	(9.25)	800		1.58		.18
(.27)	—	(.27)	48.49	1.70	975		1.57		.15
(.12)	—	(.12)	47.96	16.71	1,079		1.57		.76
(.39)	—	(.39)	41.20	8.41	1,041		1.60		.74

(.08)	(.96)	(1.04)	54.58	14.60 [6]	234		1.28	[7]	.80	[7]
(.52)	—	(.52)	48.59	12.25	189		1.28		.40
(.92)	(.59)	(1.51)	43.79	(8.89)	8		1.18		1.25
(.78)	—	(.78)	49.67	.82 [6]	—	[10]	1.26	[7]	.28	[7]

(.09)	(.96)	(1.05)	54.29	14.67 [6]	4,725		1.13	[7]	.97	[7]
(.42)	—	(.42)	48.32	12.40	4,505		1.14		.66
(.64)	(.59)	(1.23)	43.40	(8.87)	5,029		1.14		.62
(.49)	—	(.49)	48.93	2.16	6,482		1.13		.59
(.32)	—	(.32)	48.40	17.24	7,219		1.14		1.20
(.59)	—	(.59)	41.56	8.87	6,962		1.14		1.18

(.12)	(.96)	(1.08)	54.38	14.87 [6]	10,726		.83	[7]	1.26	[7]
(.56)	—	(.56)	48.35	12.70	9,854		.85		.96
(.79)	(.59)	(1.38)	43.45	(8.58)	11,310		.85		.92
(.65)	—	(.65)	48.99	2.45	13,488		.84		.88
(.46)	—	(.46)	48.48	17.57	14,394		.84		1.50
(.71)	—	(.71)	41.63	9.20	12,961		.85		1.47

(.17)	(.96)	(1.13)	55.16	14.99 [6]	178		.61	[7]	1.27	[7]
(.74)	—	(.74)	49.02	12.89	9		.62		1.14
(.98)	(.59)	(1.57)	44.14	(5.19)[6]	—	[10]	.25	[6]	.46	[6]

(.16)	(.96)	(1.12)	55.41	15.01 [6]	9,015		.54	[7]	1.56	[7]
(.71)	—	(.71)	49.22	13.07	8,721		.54		1.27
(.94)	(.59)	(1.53)	44.22	(8.32)	9,285		.54		1.21
(.80)	—	(.80)	49.85	2.77	11,418		.53		1.19
(.59)	—	(.59)	49.32	17.93	12,197		.54		1.79
(.82)	—	(.82)	42.33	9.54	13,746		.55		1.78

See page 41 for footnotes.

EuroPacific Growth Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income[2]	unrealized)	operations
Class R-6:
9/30/2017[4,5]	$49.27	$.42	$6.92	$7.34
3/31/2017	44.27	.60	5.14	5.74
3/31/2016	49.90	.60	(4.67)	(4.07)
3/31/2015	49.38	.60	.74	1.34
3/31/2014	42.38	.85	6.76	7.61
3/31/2013	39.48	.70	3.04	3.74

	Six months ended September 30,	Year ended March 31
	2017[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	15%	36%	30%	28%	28%	27%

See Notes to Financial Statements

40	EuroPacific Growth Fund

Dividends and distributions
Dividends		Total				Ratio of	Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses	income
investment	(from capital	and	value, end	Total	end of period	to average	to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets	net assets[2]

$(.17)	$(.96)	$(1.13)	$55.48	15.07%[6]	$61,747	.49%[7]	1.59%[7]
(.74)	—	(.74)	49.27	13.10	51,100	.50	1.30
(.97)	(.59)	(1.56)	44.27	(8.26)	41,539	.50	1.27
(.82)	—	(.82)	49.90	2.80	38,346	.49	1.20
(.61)	—	(.61)	49.38	17.97	32,575	.49	1.85
(.84)	—	(.84)	42.38	9.58	22,744	.50	1.76

[1]	Based on average shares outstanding.
[2]	For the year ended March 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.19 and .40 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

EuroPacific Growth Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2017, through September 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	EuroPacific Growth Fund

	Beginning account value 4/1/2017	Ending account value 9/30/2017	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,148.47	$4.47	.83%
Class A – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class C – actual return	1,000.00	1,144.22	8.65	1.61
Class C – assumed 5% return	1,000.00	1,017.00	8.14	1.61
Class T – actual return†	1,000.00	1,152.26	3.22	.62
Class T – assumed 5% return†	1,000.00	1,021.96	3.14	.62
Class F-1 – actual return	1,000.00	1,148.27	4.63	.86
Class F-1 – assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 – actual return	1,000.00	1,150.16	3.23	.60
Class F-2 – assumed 5% return	1,000.00	1,022.06	3.04	.60
Class F-3 – actual return	1,000.00	1,150.42	2.70	.50
Class F-3 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-A – actual return	1,000.00	1,148.40	4.74	.88
Class 529-A – assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-C – actual return	1,000.00	1,143.88	8.92	1.66
Class 529-C – assumed 5% return	1,000.00	1,016.75	8.39	1.66
Class 529-E – actual return	1,000.00	1,147.01	5.97	1.11
Class 529-E – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class 529-T – actual return†	1,000.00	1,152.05	3.42	.66
Class 529-T – assumed 5% return†	1,000.00	1,021.76	3.35	.66
Class 529-F-1 – actual return	1,000.00	1,149.60	3.56	.66
Class 529-F-1 – assumed 5% return	1,000.00	1,021.76	3.35	.66
Class R-1 – actual return	1,000.00	1,144.03	8.60	1.60
Class R-1 – assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class R-2 – actual return	1,000.00	1,144.24	8.49	1.58
Class R-2 – assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2E – actual return	1,000.00	1,146.02	6.89	1.28
Class R-2E – assumed 5% return	1,000.00	1,018.65	6.48	1.28
Class R-3 – actual return	1,000.00	1,146.66	6.08	1.13
Class R-3 – assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class R-4 – actual return	1,000.00	1,148.72	4.47	.83
Class R-4 – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class R-5E – actual return	1,000.00	1,149.92	3.29	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	1,150.09	2.91	.54
Class R-5 – assumed 5% return	1,000.00	1,022.36	2.74	.54
Class R-6 – actual return	1,000.00	1,150.71	2.64	.49
Class R-6 – assumed 5% return	1,000.00	1,022.61	2.48	.49

See next page for footnotes.

EuroPacific Growth Fund	43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 183 days.

44	EuroPacific Growth Fund

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EuroPacific Growth Fund	45

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46	EuroPacific Growth Fund

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EuroPacific Growth Fund	47

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48	EuroPacific Growth Fund

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EuroPacific Growth Fund	49

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50	EuroPacific Growth Fund

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EuroPacific Growth Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2017, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

September 30, 2017

unaudited

Common stocks 91.98% Information technology 19.90%	Shares	Value (000)
Samsung Electronics Co., Ltd.1	1,943,771	$4,369,029
Samsung Electronics Co., Ltd., nonvoting preferred1	48,800	88,147
Alibaba Group Holding Ltd. (ADR)2	23,189,745	4,005,101
Taiwan Semiconductor Manufacturing Co., Ltd.1	428,345,649	3,080,717
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	309,694
Tencent Holdings Ltd.1	64,809,787	2,801,866
Nintendo Co., Ltd.1	6,916,426	2,563,503
ASML Holding NV1	13,616,811	2,322,908
Baidu, Inc., Class A (ADR)2	7,178,562	1,778,058
Murata Manufacturing Co., Ltd.1	10,758,526	1,590,582
SK hynix, Inc.1	16,712,500	1,213,653
AAC Technologies Holdings Inc.1	52,703,429	890,203
Keyence Corp.1	1,619,700	863,512
Infineon Technologies AG1	29,897,842	751,602
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	134,849,288	650,866
MediaTek Inc.1	57,173,000	538,563
Largan Precision Co., Ltd.1	2,238,000	396,636
MercadoLibre, Inc.	1,417,000	366,904
SAP SE1	2,680,000	293,595
Just Eat PLC1,2	31,830,000	285,394
Naver Corp.1	305,422	199,101
TEMENOS Group AG (Switzerland)1	1,910,000	195,156
Worldpay Group PLC1	33,299,800	181,616
Hamamatsu Photonics KK1	5,846,100	176,718
Halma PLC1	11,480,157	172,316
Samsung SDI Co., Ltd.1	868,326	151,194
Hexagon AB, Class B1	2,361,720	117,342
ASM Pacific Technology Ltd.1	6,969,900	100,779
TravelSky Technology Ltd., Class H1	37,278,000	97,214
Yandex NV, Class A2	2,853,565	94,025
TDK Corp.1	1,120,000	76,459
		30,722,453
Financials 16.40%
HDFC Bank Ltd.1	101,228,459	2,804,626
HDFC Bank Ltd. (ADR)	6,523,800	628,699
AIA Group Ltd.1	445,826,600	3,306,383
UniCredit SpA1,2	88,376,250	1,882,223
Prudential PLC1	75,543,496	1,808,856
Barclays PLC1	678,968,270	1,761,924
Kotak Mahindra Bank Ltd.1	93,721,246	1,439,954
Housing Development Finance Corp. Ltd.1	41,218,425	1,100,395
Sberbank of Russia PJSC (ADR)1	51,491,557	734,055
BNP Paribas SA1	7,545,685	608,886
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	79,420,000	600,574
Indiabulls Housing Finance Ltd.1,3	26,207,577	485,174
Deutsche Bank AG1	23,884,260	412,987

EuroPacific Growth Fund — Page 1 of 9

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Bank Central Asia Tbk PT1	267,385,000	$403,104
Société Générale1	6,714,872	392,821
Credit Suisse Group AG1	24,809,253	392,762
Banco Santander, SA1	55,817,300	389,702
Bank of Ireland Group PLC1,2	46,851,951	383,775
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	563,951	293,481
Fairfax Financial Holdings Ltd., subordinate voting	151,291	78,520
Toronto-Dominion Bank (CAD denominated)	6,215,000	349,913
State Bank of India1	89,547,000	349,134
Itaú Unibanco Holding SA, preferred nominative (ADR)	24,204,500	331,602
KB Financial Group Inc.1	6,088,000	298,892
Hana Financial Group Inc.1	7,026,000	290,976
Macquarie Group Ltd.1	3,767,000	269,239
Commerzbank AG, non-registered shares1,2	19,194,342	261,113
KASIKORNBANK PCL, foreign registered1	25,394,600	163,191
KASIKORNBANK PCL, nonvoting depository receipts1	14,960,400	93,016
ABN AMRO Group NV, depository receipts1	8,460,361	253,430
Banco BPM SPA1,2	60,607,284	251,844
Brookfield Asset Management Inc., Class A	5,885,000	243,050
Svenska Handelsbanken AB, Class A1	13,841,154	209,212
Zurich Insurance Group AG1	640,500	195,607
DBS Group Holdings Ltd1	12,495,000	192,259
ICICI Bank Ltd.1	37,235,587	158,211
ICICI Bank Ltd. (ADR)	1,380,241	11,815
Axis Bank Ltd.1	21,393,890	167,107
AXA SA1	5,430,000	164,271
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	155,606
Metropolitan Bank & Trust Co.1	84,220,000	143,502
UBS Group AG1	8,249,026	140,985
Haci Ömer Sabanci Holding AS1	37,260,000	104,843
RSA Insurance Group PLC1	12,067,706	100,753
Eurobank Ergasias SA1,2	108,860,228	96,248
Capitec Bank Holdings Ltd.1	1,340,000	85,053
Royal Bank of Canada	1,000,000	77,371
Aditya Birla Capital Ltd.1,2	24,182,207	68,026
Bangkok Bank PCL, nonvoting depository receipt1	10,507,900	58,775
ORIX Corp.1	2,816,000	45,458
Intesa Sanpaolo SpA1	11,144,000	39,408
Siam Commercial Bank Public Co. Ltd., foreign registered1	8,508,440	39,086
		25,317,897
Consumer discretionary 11.60%
Sony Corp.1	55,367,000	2,060,844
Altice NV, Class A1,2,3	76,957,011	1,543,442
Altice NV, Class B1,2,3	16,341,536	326,900
Naspers Ltd., Class N1	5,837,222	1,274,218
adidas AG1	4,341,373	982,062
LVMH Moët Hennessy-Louis Vuitton SE1	3,508,700	967,335
Kering SA1	2,259,328	899,370
Industria de Diseño Textil, SA1	23,536,000	886,966
Galaxy Entertainment Group Ltd.1	103,064,000	728,274
Paddy Power Betfair PLC1,3	6,722,676	670,880
Hyundai Motor Co.1	4,839,600	636,510
Ctrip.com International, Ltd. (ADR)2	10,871,305	573,353
Kroton Educacional SA, ordinary nominative3	90,424,000	572,439

EuroPacific Growth Fund — Page 2 of 9

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Rakuten, Inc.1	49,182,900	$536,743
ASOS PLC1,2,3	6,674,299	532,711
Sands China Ltd.1	78,995,200	412,573
Accor SA1	7,867,398	390,624
Peugeot SA1	16,193,890	385,712
Techtronic Industries Co. Ltd.1	69,816,500	373,363
Hyundai Mobis Co., Ltd.1	1,716,800	359,772
Carnival Corp., units	4,336,000	279,975
Ryohin Keikaku Co., Ltd.1	923,000	272,023
Toyota Motor Corp.1	3,687,500	220,142
Melco Resorts & Entertainment Ltd. (ADR)	8,414,000	202,946
B&M European Value Retail SA1	37,835,751	196,521
William Hill PLC1,3	51,985,007	175,828
Continental AG1	680,000	172,594
Li & Fung Ltd.1	335,850,000	168,624
Suzuki Motor Corp.1	3,160,000	165,902
ITV PLC1	69,546,903	162,827
Motherson Sumi Systems Ltd.1	30,330,000	156,266
Mahindra & Mahindra Ltd.1	7,850,000	150,757
Hermès International1	275,805	139,055
Luxottica Group SpA1	2,280,000	127,602
Samsonite International SA1	23,980,500	102,904
Global Brands Group Holding Ltd.1,2,3	487,835,358	46,848
HUGO BOSS AG1	246,134	21,695
Elior Group SA1	804,827	21,298
		17,897,898
Industrials 8.82%
Airbus SE, non-registered shares1	28,673,767	2,729,242
International Consolidated Airlines Group, SA (CDI)1,3	153,050,123	1,217,396
Ryanair Holdings PLC (ADR)2	10,729,994	1,131,156
Recruit Holdings Co., Ltd.1	45,410,300	983,778
Komatsu Ltd.1	26,956,600	767,802
Toshiba Corp.1,3	201,619,000	564,676
Rolls-Royce Holdings PLC1,2	47,117,533	560,129
DCC PLC1	4,343,600	421,986
Nidec Corp.1	3,231,800	397,732
Leonardo SPA1	19,113,136	358,074
Geberit AG1	744,000	351,970
Airports of Thailand PCL1	198,272,900	351,447
KONE Oyj, Class B1	6,411,000	339,496
Siemens AG1	2,130,000	300,085
ASSA ABLOY AB, Class B1	13,016,000	297,838
Eicher Motors Ltd.1	612,049	292,623
Schindler Holding AG, participation certificate1	1,300,000	287,162
Schindler Holding AG1	2,000	430
Jardine Matheson Holdings Ltd.1	4,367,800	276,761
Hyundai Heavy Industries Co., Ltd. (Korea)1	2,029,500	258,062
SK Holdings Co., Ltd.1	977,455	246,226
Edenred SA1	8,850,000	240,821
CK Hutchison Holdings Ltd.1	16,645,240	213,613
Groupe Eurotunnel SE1	15,517,248	187,075
Ferguson PLC1	2,720,000	178,477
easyJet PLC1	10,412,000	169,982
Air France-KLM1,2	9,233,795	145,619

EuroPacific Growth Fund — Page 3 of 9

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Babcock International Group PLC1	12,331,062	$136,749
Abertis Infraestructuras, SA, Class A, non-registered shares1	5,099,904	103,072
Capita PLC1	7,166,000	54,259
Alliance Global Group, Inc.1,2	150,350,000	47,472
		13,611,210
Consumer staples 7.66%
British American Tobacco PLC1	54,295,950	3,394,625
Associated British Foods PLC1	39,192,549	1,678,233
Nestlé SA1	15,072,799	1,262,368
Pernod Ricard SA1	8,319,513	1,150,340
Kao Corp.1	13,326,800	785,788
CP ALL PCL1	337,235,000	675,023
Alimentation Couche-Tard Inc., Class B	11,648,800	531,210
AMOREPACIFIC Corp.1	2,264,298	512,936
Thai Beverage PCL1	470,990,000	312,571
Meiji Holdings Co., Ltd.1	3,067,000	243,193
Uni-Charm Corp.1	9,510,000	218,282
Coca-Cola European Partners PLC	5,233,645	217,824
Treasury Wine Estates Ltd.1	18,454,663	198,905
Ambev SA	23,931,000	158,978
Coca-Cola HBC AG (CDI)1	3,562,746	120,669
Glanbia PLC1	4,615,903	87,023
Wal-Mart de México, SAB de CV, Series V	33,750,000	77,286
Imperial Brands PLC1	1,653,000	70,538
Japan Tobacco Inc.1	2,150,000	70,481
Seven & i Holdings Co., Ltd.1	1,492,000	57,627
		11,823,900
Health care 5.76%
Novartis AG1	12,624,432	1,083,319
HOYA Corp.1	15,601,900	846,225
Shire PLC1	14,915,000	759,829
Grifols, SA, Class A, non-registered shares1	10,503,000	305,998
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	11,254,100	246,208
Grifols, SA, Class B (ADR)	3,541,478	77,523
Novo Nordisk A/S, Class B1	12,504,495	600,320
Sysmex Corp.1	8,983,000	573,432
Takeda Pharmaceutical Co. Ltd.1	10,265,000	568,505
Fresenius SE & Co. KGaA1	6,484,800	523,094
UCB SA1	7,290,799	519,401
Bayer AG1	3,758,000	512,117
Eurofins Scientific SE, non-registered shares1	600,215	379,316
AstraZeneca PLC1	4,988,000	332,531
Teva Pharmaceutical Industries Ltd. (ADR)	14,917,000	262,539
Merck KGaA1	2,131,500	237,206
Fresenius Medical Care AG & Co. KGaA1	2,398,000	234,686
CSL Ltd.1	1,710,000	179,778
Hikma Pharmaceuticals PLC1	10,982,389	178,363
Chugai Pharmaceutical Co., Ltd.1	4,014,000	166,709
Roche Holding AG, non-registered shares, nonvoting1	595,500	152,020
Straumann Holding AG1	190,000	122,231
Hypermarcas SA, ordinary nominative	3,089,700	31,413
		8,892,763

EuroPacific Growth Fund — Page 4 of 9

unaudited

Common stocks Materials 5.54%	Shares	Value (000)
Glencore PLC1	250,223,000	$1,147,072
Chr. Hansen Holding A/S1,3	8,743,000	749,854
Vale SA, ordinary nominative (ADR)	48,996,373	493,394
Vale SA, ordinary nominative	16,296,278	163,984
Teck Resources Ltd., Class B	29,814,000	627,701
Nitto Denko Corp.1	7,210,099	601,934
Barrick Gold Corp.	35,000,000	563,150
Barrick Gold Corp. (CAD denominated)	1,429,788	23,010
HeidelbergCement AG1	5,183,684	532,830
Koninklijke DSM NV1	5,347,619	437,990
Sika AG, non-registered shares1	50,000	372,028
First Quantum Minerals Ltd.	31,911,001	358,303
Asahi Kasei Corp.1	28,524,000	351,449
CCL Industries Inc., Class B, nonvoting	6,661,715	322,368
Grasim Industries Ltd.1	17,273,005	300,061
Klabin SA, units	46,863,500	271,520
Rio Tinto PLC1	4,833,000	224,973
Ambuja Cements Ltd.1	52,190,000	212,918
Fortescue Metals Group Ltd.1	44,992,000	182,166
Akzo Nobel NV1	1,956,051	180,630
UltraTech Cement Ltd.1	2,838,000	167,614
BASF SE1	1,029,000	109,504
Amcor Ltd.1	8,064,000	96,491
ACC Ltd.1	2,340,000	59,367
		8,550,311
Energy 4.71%
Reliance Industries Ltd.1	203,636,942	2,439,663
Enbridge Inc. (CAD denominated)	20,020,499	836,280
Royal Dutch Shell PLC, Class A1	23,620,145	711,793
Royal Dutch Shell PLC, Class A (EUR denominated)1	766,933	23,191
Schlumberger Ltd.	6,964,700	485,857
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	33,203,674	333,365
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)2	11,502,000	111,109
Royal Dutch Shell PLC, Class B1	12,815,158	394,090
TOTAL SA1	7,116,685	382,759
Canadian Natural Resources, Ltd.	10,800,000	361,717
Tourmaline Oil Corp.2,3	16,547,000	336,444
Oil Search Ltd.1	55,751,452	307,413
Seven Generations Energy Ltd., Class A2	15,152,900	239,726
Suncor Energy Inc.	5,775,000	202,397
Tullow Oil PLC1,2	40,780,035	101,717
		7,267,521
Telecommunication services 2.86%
SoftBank Group Corp.1	33,909,406	2,740,901
Nippon Telegraph and Telephone Corp.1	24,994,000	1,146,256
BT Group PLC1	41,786,128	158,979
China Mobile Ltd.1	14,000,000	141,624
Bharti Airtel Ltd.1	16,800,000	100,342
TalkTalk Telecom Group PLC1	23,374,000	65,670
Intouch Holdings PCL, foreign registered1	36,860,000	63,605
		4,417,377

EuroPacific Growth Fund — Page 5 of 9

unaudited

Common stocks Utilities 2.85%	Shares	Value (000)
DONG Energy AS1,3	27,014,285	$1,546,317
China Gas Holdings Ltd.1,3	268,700,000	808,983
Power Grid Corp. of India Ltd.1	152,702,666	494,039
Enel SPA1	78,250,000	471,204
ENN Energy Holdings Ltd.1	50,122,000	364,396
CK Infrastructure Holdings Ltd.1	38,723,000	333,918
China Resources Gas Group Ltd.1	45,732,000	159,827
EDP - Energias de Portugal, SA1	35,305,719	132,914
Power Assets Holdings Ltd.1	8,910,000	77,373
SSE PLC1	828,214	15,500
		4,404,471
Real estate 1.07%
CK Asset Holdings Ltd.1	79,511,708	661,319
Ayala Land, Inc.1	363,638,700	311,763
Ayala Land, Inc., preference shares1,4	481,283,600	852
Henderson Land Development Co. Ltd.1	37,307,249	247,873
Sun Hung Kai Properties Ltd.1	14,720,083	240,249
Daiwa House Industry Co., Ltd.1	5,450,000	188,299
		1,650,355
Miscellaneous 4.81%
Other common stocks in initial period of acquisition		7,423,430
Total common stocks (cost: $93,410,890,000)		141,979,586
Convertible bonds 0.04% Miscellaneous 0.04%	Principal?amount (000)
Other convertible bonds in initial period of acquisition		60,059
Total convertible bonds (cost: $46,444,000)		60,059
Bonds, notes & other debt instruments 0.12% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%
U.S. Treasury 0.875% 20175	$108,700	108,691
Total U.S. Treasury bonds & notes		108,691
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Brazil (Federative Republic of) 0% 2021	BRL123,000	28,256
Brazil (Federative Republic of) Global 5.875% 2019	$15,435	16,284
Brazil (Federative Republic of) Global 4.875% 2021	23,995	25,712
		70,252
Total bonds, notes & other debt instruments (cost: $178,532,000)		178,943
Short-term securities 7.50%
American Honda Finance Corp. 1.22%–1.29% due 10/10/2017–12/15/2017	182,500	182,189
ANZ New Zealand (International) Ltd. 1.20% due 11/22/20176	100,000	99,819
Apple Inc. 1.20%–1.25% due 10/19/2017–12/5/20176	197,750	197,506
Australia & New Zealand Banking Group, Ltd. 1.18% due 10/18/2017–11/9/20176	200,000	199,803
Bank of Montreal 1.20%–1.27% due 10/16/2017–11/3/2017	275,000	274,741

EuroPacific Growth Fund — Page 6 of 9

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Bank of New York Mellon Corp. 1.30% due 11/28/2017	$50,000	$49,899
Bank of Nova Scotia 1.34%–1.46% due 10/4/2017–11/28/20176	100,000	99,889
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.33% due 10/2/2017	50,000	49,995
BMW U.S. Capital LLC 1.27%–1.30% due 10/24/2017–10/26/20176	43,000	42,965
BNP Paribas, New York Branch 1.24%–1.30% due 10/18/2017–12/8/2017	175,000	174,761
British Columbia (Province of) 1.32% due 1/16/2018	31,800	31,683
CAFCO, LLC 1.26%–1.31% due 10/2/2017–12/11/20176	204,700	204,432
Caisse d’Amortissement de la Dette Sociale 1.24% due 1/4/20186	30,000	29,894
Canadian Imperial Bank of Commerce 1.21%–1.36% due 11/14/2017–1/12/20186	275,000	274,214
Canadian Imperial Holdings Inc. 1.18% due 1/24/2018	50,000	49,789
Chariot Funding, LLC 1.20% due 1/3/20186	53,000	52,809
Cisco Systems, Inc. 1.19%–1.25% due 10/18/2017–11/29/20176	200,000	199,774
CPPIB Capital Inc. 1.16%–1.31% due 10/20/2017–1/3/20186	235,000	234,357
DBS Bank Ltd. 1.18%–1.29% due 10/4/2017–11/10/20176	190,000	189,797
Export Development Canada 1.20%–1.29% due 10/2/2017–11/13/2017	179,200	179,041
Fannie Mae 1.05% due 11/6/2017	69,800	69,734
Federal Farm Credit Banks 1.16% due 1/10/2018	28,000	27,913
Federal Home Loan Bank 1.01%–1.37% due 10/3/2017–2/21/2018	3,257,500	3,251,839
Freddie Mac 0.99%–1.08% due 10/10/2017–12/13/2017	181,500	181,351
Gotham Funding Corp. 1.04%–1.38% due 11/7/2017–1/12/20186	115,000	114,724
ING (U.S.) Funding LLC 1.30%–1.40% due 11/10/2017–12/11/2017	100,000	99,800
John Deere Canada ULC 1.33% due 10/17/20176	44,100	44,075
Kells Funding, LLC 1.18%–1.31% due 10/27/2017–12/11/20176	260,000	259,423
KfW 1.24% due 10/6/2017–10/17/20176	178,000	177,932
Liberty Street Funding Corp. 1.17%–1.28% due 10/6/2017–1/12/20186	120,000	119,771
Microsoft Corp. 1.13% due 10/24/20176	100,000	99,923
Mitsubishi UFJ Trust and Banking Corp. 1.09% due 11/8/20176	75,000	74,897
Mizuho Bank, Ltd. 1.22%–1.29% due 10/20/2017–12/5/20176	279,300	278,952
Nestlé Capital Corp. 1.22% due 11/17/20176	50,000	49,923
Nestlé Finance International Ltd. 1.23% due 11/27/2017	50,000	49,906
Nordea Bank AB 1.16%–1.32% due 10/3/2017–1/16/20186	300,000	299,481
Novartis Finance Corp. 1.04% due 10/12/20176	60,000	59,976
Old Line Funding, LLC 1.06%–1.14% due 10/30/2017–11/30/20176	80,000	79,857
Pfizer Inc. 1.03% due 10/18/20176	50,000	49,971
Province of Alberta 1.20% due 11/21/20176	50,000	49,918
Québec (Province of) 0.99%–1.12% due 10/16/2017–12/4/20176	215,000	214,726
Société Générale 1.08% due 10/31/20176	50,000	49,947
Sumitomo Mitsui Banking Corp. 1.01%–1.14% due 10/25/2017–11/27/20176	250,000	249,630
Svenska Handelsbanken Inc. 1.03%–1.05% due 10/2/2017–12/18/20176	300,000	299,510
Thunder Bay Funding, LLC 1.02%–1.12% due 10/4/2017–11/20/20176	200,000	199,835
Toronto-Dominion Bank 1.04%–1.05% due 10/6/2017–1/22/20186	150,000	149,580
Toronto-Dominion Holdings USA Inc. 1.08% due 11/14/20176	50,000	49,922
Total Capital Canada Ltd. 1.04%–1.07% due 10/5/2017–10/24/20176	230,000	229,865
Toyota Credit Canada Inc. 1.04% due 11/21/2017	50,000	49,913
Toyota Motor Credit Corp. 1.31% due 10/11/2017	100,000	99,963
U.S. Bank, N.A. 1.31% due 2/2/2018	100,000	100,046
U.S. Treasury Bills 1.20%–1.35% due 11/16/2017–2/8/2018	1,167,200	1,164,064
United Overseas Bank Limited 1.18%–1.34% due 11/28/2017–1/9/20186	204,500	203,940
Victory Receivables Corp. 1.29% due 11/9/20176	36,200	36,148
Wal-Mart Stores, Inc. 1.11% due 10/4/20176	50,000	49,993

EuroPacific Growth Fund — Page 7 of 9

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Walt Disney Co. 1.30% due 10/27/20176	$75,000	$74,934
Wells Fargo Bank, N.A. 1.42% due 2/1/2018	100,000	100,051
Total short-term securities (cost: $11,578,279,000)		11,578,790
Total investment securities 99.64% (cost: $105,214,145,000)		153,797,378
Other assets less liabilities 0.36%		553,857
Net assets 100.00%		$154,351,235

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD43,175	ZAR570,000	Barclays Bank PLC	10/18/2017	$1,207
USD33,338	JPY3,669,900	Bank of America, N.A.	10/19/2017	691
USD313,487	GBP239,992	Citibank	10/19/2017	(8,318)
USD206,830	GBP160,279	UBS AG	10/20/2017	(8,096)
USD175,539	INR11,337,161	Bank of America, N.A.	10/23/2017	2,535
USD453,432	JPY50,000,000	Bank of America, N.A.	11/10/2017	8,193
USD6,096	JPY664,700	JPMorgan Chase	11/10/2017	177
USD44,647	JPY4,900,000	JPMorgan Chase	11/16/2017	1,002
USD458,782	JPY50,945,000	HSBC Bank	11/22/2017	4,902
USD243,149	JPY27,000,000	Barclays Bank PLC	11/22/2017	2,600
				$4,893

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $121,837,043,000, which represented 78.93% of the net assets of the fund. This amount includes $119,031,564,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,259,000, which represented .01% of the net assets of the fund.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,392,112,000, which represented 3.49% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	EUR = Euros	JPY = Japanese yen
BRL = Brazilian reais	GBP = British pounds	USD/$ = U.S. dollars
CAD = Canadian dollars	INR = Indian rupees	ZAR = South African rand
CDI = CREST Depository Interest

EuroPacific Growth Fund — Page 8 of 9

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-016-1117O-S60714	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the

Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2017